NON-CONTROLLING INTERESTS (Schedule of Non-controlling Interests) (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Disclosure of subsidiaries [line items]
Balance, April 1, 2017	$ 54,814	$ 53,021
Share of net income (loss)	11,902	11,824
Share of other comprehensive (loss) income	5,144	(2,941)
Distributions	(7,785)	(2,222)
Balance, March 31, 2018	68,943	54,814
Henan Found [Member]
Disclosure of subsidiaries [line items]
Balance, April 1, 2017	53,812	51,596
Share of net income (loss)	10,230	11,247
Share of other comprehensive (loss) income	4,476	(2,703)
Distributions	(2,917)	(6,328)
Balance, March 31, 2018	65,601	53,812
Henan Huawei [Member]
Disclosure of subsidiaries [line items]
Balance, April 1, 2017	4,084	4,231
Share of net income (loss)	1,313	756
Share of other comprehensive (loss) income	512	(141)
Distributions		(762)
Balance, March 31, 2018	5,909	4,084
Yunxiang [Member]
Disclosure of subsidiaries [line items]
Balance, April 1, 2017	3,664	4,197
Share of net income (loss)	(374)	(340)
Share of other comprehensive (loss) income	242	(193)
Distributions
Balance, March 31, 2018	3,532	3,664
Guangdong Found [Member]
Disclosure of subsidiaries [line items]
Balance, April 1, 2017	(2,848)	(3,082)
Share of net income (loss)	341	186
Share of other comprehensive (loss) income	(38)	48
Distributions
Balance, March 31, 2018	(2,545)	(2,848)
SX Gold [Member]
Disclosure of subsidiaries [line items]
Balance, April 1, 2017	(3,898)	(3,921)
Share of net income (loss)	392	(25)
Share of other comprehensive (loss) income	(48)	48
Distributions
Balance, March 31, 2018	$ (3,554)	$ (3,898)